Goodwill - Schedule of Information for Individual Asset or Cash generating Unit (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Oss [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 9,493	$ 10,412
Terminal growth rates	2.00%	2.00%
Discount rates	14.30%	13.10%
Utrecht [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 12,483	$ 11,113
Terminal growth rates	2.00%	2.00%
Discount rates	14.30%	17.00%